Directors and staff costs	12 Months Ended
Dec. 31, 2023
Disclosure Of Directors And Staff Costs [Abstract]
Directors and staff costs
6.
Directors and staff costs

Staff costs, including Directors’ remuneration, during the year for the Group were as follows:

	Year ended December 31,
	2023	2022	2021
	£000s	£000s	£000s
Wages and salaries	15,363	14,760	10,837
Social security costs	1,524	1,434	1,491
Other pension costs	489	429	319
Share-based payments charge	13,050	10,252	8,632
Total aggregate remuneration	30,426	26,875	21,279

	Year ended December 31,
	2023	2022	2021
	Number	Number	Number
Research and development and related support services	86	88	66
Administration	29	28	26
Total average number of employees	115	116	92